497(e)
                                                                       333-05593

The Equitable Life Assurance Society of the United States --
SUPPLEMENT DATED FEBRUARY 4, 2003, TO THE CURRENT ACCUMULATOR PROSPECTUS FOR
THE 2002 SERIES
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectuses. Unless otherwise indicated, all other information in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. The modifications are as follows:


A. THE FOLLOWING IS EFFECTIVE AS OF FEBRUARY 18, 2003:

1) In "Contents of this Prospectus" under "Appendices," the following is added as the last item:

     V -- Hypothetical illustrations

2) In "Equitable Accumulator at a glance -- key features" under "Fees and charges:"

     (a) the second bullet is deleted in its entirety and is replaced with the following:

     The charges for the guaranteed minimum death benefits range from 0.0% to 0.60%, annually, of the applicable benefit base. The benefit base is described under "Your benefit base" in "Contract features and benefits" later in this Prospectus.

     (b) the third bullet is deleted in its entirety and is replaced with the following:

     Annual 0.60% of the applicable benefit base charge for the optional Living Benefit until you exercise your guaranteed minimum income benefit, elect another annuity payout or the contract date anniversary after the annuitant reaches age 85, whichever comes first.

3) In "Fee Table" the section entitled "Charges we deduct from your account value each year if you elect the optional benefit," is deleted in its entirety and replaced with the following:

     Guaranteed minimum death benefit charge (calculated as a percentage of the applicable benefit base. Deducted annually on each contract date anniversary).


  Standard death benefit                                       0.0%
  Annual Ratchet to age 85                                     0.30% of the Annual Ratchet to age 85 benefit base
  6% Roll-up to age 85                                         0.45% of the 6% roll-up to age 85 benefit base
  Greater of 6% Roll-up to age 85 or Annual Ratchet to         0.60% of the greater of the 6% roll-up to age 85 benefit base or
  age 85                                                       the Annual Ratchet to age 85 benefit base, as applicable
-------------------------------------------------------------- -----------------------------------------------------------------
  Living Benefit Charge (calculated as a percentage of the     0.60%
  applicable benefit base. Deducted annually on each
  contract date anniversary)
-------------------------------------------------------------- -----------------------------------------------------------------
  Protection Plus benefit charge (calculated as a percentage   0.35%
  of the account value. Deducted annually on each contract
  date anniversary)
-------------------------------------------------------------- -----------------------------------------------------------------


IM-02-26(1/03)
131933
                                                                       Core '02
                                                                         New Biz
                                                                         X00466

4) In "Fee Table" under "Examples" the expense example table shown is deleted in its entirety and replaced with the following new table:



-------------------------------------------------------------------------------------------
                                                  If you surrender your contract at the end
                                                     of each period shown, the expenses
                                                                  would be:
                                                 ------------------------------------------
                                                   1 year    3 years    5 years    10 years
-------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                         96.46    166.44     240.68     421.72
AXA Premier VIP Health Care                      105.91    194.06     285.41     503.83
AXA Premier VIP International Equity             105.39    192.54     282.98     499.47
AXA Premier VIP Large Cap Core Equity            100.66    178.78     260.78     459.18
AXA Premier VIP Large Cap Growth                 100.66    178.78     260.78     459.18
AXA Premier VIP Large Cap Value                  100.66    178.78     260.78     459.18
AXA Premier VIP Small/Mid Cap Growth             103.29    186.44     273.17     481.80
AXA Premier VIP Small/Mid Cap Value              103.29    186.44     273.17     481.80
AXA Premier VIP Technology                       105.91    194.06     285.41     503.83
EQ/Aggressive Stock                               96.36    166.13     240.17     420.76
EQ/Alliance Common Stock                          94.68    161.16     232.03     405.31
EQ/Alliance Growth and Income                     95.73    164.27     237.13     415.00
EQ/Alliance Intermediate Government Securities    95.62    163.96     236.62     414.03
EQ/Alliance International                        100.66    178.78     260.78     459.18
EQ/Money Market                                   93.31    157.11     225.37     392.57
EQ/Alliance Premier Growth                        98.56    172.62     250.77     440.65
EQ/Alliance Quality Bond                          95.41    163.34     235.60     412.10
EQ/Alliance Small Cap Growth                      97.62    169.84     246.24     432.18
EQ/Alliance Technology                            98.56    172.62     250.77     440.65
EQ/Balanced                                       95.94    164.89     238.14     416.92
EQ/Bernstein Diversified Value                    96.46    166.44     240.68     421.72
EQ/Calvert Socially Responsible                   97.51    169.53     245.74     431.23
EQ/Capital Guardian International                 99.09    174.16     253.28     445.32
EQ/Capital Guardian Research                      96.46    166.44     240.68     421.72
EQ/Capital Guardian U.S. Equity                   96.46    166.44     240.68     421.72
EQ/Emerging Markets Equity                       105.39    192.54     282.98     499.47
EQ/Equity 500 Index                               92.37    154.30     220.74     383.64
EQ/Evergreen Omega                                96.46    166.44     240.68     421.72
EQ/FI Mid Cap                                     96.99    167.99     243.21     426.49
EQ/FI Small/Mid Cap Value                         98.04    171.08     248.26     435.95
EQ/High Yield                                     96.15    165.51     239.16     418.84
EQ/International Equity Index                     98.04    171.08     248.26     435.95
EQ/J.P. Morgan Core Bond                          94.89    161.78     233.05     407.26
EQ/Janus Large Cap Growth                         98.56    172.62     250.77     440.65
EQ/Lazard Small Cap Value                         98.04    171.08     248.26     435.95
EQ/Marsico Focus                                  98.56    172.62     250.77     440.65
EQ/Mercury Basic Value Equity                     96.46    166.44     240.68     421.72
EQ/MFS Emerging Growth Companies                  96.67    167.06     241.69     423.63
EQ/MFS Investors Trust                            96.46    166.44     240.68     421.72
EQ/Putnam Growth & Income Value                   96.46    166.44     240.68     421.72
EQ/Putnam International Equity                    99.61    175.70     255.79     449.96
EQ/Putnam Voyager                                 96.46    166.44     240.68     421.72
EQ/Small Company Index                            95.41    163.34     235.60     412.10
-------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------
                                                  If you do not surrender your contract at
                                                     the end of each period shown, the
                                                             expenses would be:
                                                 ------------------------------------------
                                                   1 year    3 years    5 years    10 years
-------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        26.46     106.44     190.68     421.72
AXA Premier VIP Health Care                      35.91     134.06     235.41     503.83
AXA Premier VIP International Equity             35.39     132.54     232.98     499.47
AXA Premier VIP Large Cap Core Equity            30.66     118.78     210.78     459.18
AXA Premier VIP Large Cap Growth                 30.66     118.78     210.78     459.18
AXA Premier VIP Large Cap Value                  30.66     118.78     210.78     459.18
AXA Premier VIP Small/Mid Cap Growth             33.29     126.44     223.17     481.80
AXA Premier VIP Small/Mid Cap Value              33.29     126.44     223.17     481.80
AXA Premier VIP Technology                       35.91     134.06     235.41     503.83
EQ/Aggressive Stock                              26.36     106.13     190.17     420.76
EQ/Alliance Common Stock                         24.68     101.16     182.03     405.31
EQ/Alliance Growth and Income                    25.73     104.27     187.13     415.00
EQ/Alliance Intermediate Government Securities   25.62     103.96     186.62     414.03
EQ/Alliance International                        30.66     118.78     210.78     459.18
EQ/Money Market                                  23.31      97.11     175.37     392.57
EQ/Alliance Premier Growth                       28.56     112.62     200.77     440.65
EQ/Alliance Quality Bond                         25.41     103.34     185.60     412.10
EQ/Alliance Small Cap Growth                     27.62     109.84     196.24     432.18
EQ/Alliance Technology                           28.56     112.62     200.77     440.65
EQ/Balanced                                      25.94     104.89     188.14     416.92
EQ/Bernstein Diversified Value                   26.46     106.44     190.68     421.72
EQ/Calvert Socially Responsible                  27.51     109.53     195.74     431.23
EQ/Capital Guardian International                29.09     114.16     203.28     445.32
EQ/Capital Guardian Research                     26.46     106.44     190.68     421.72
EQ/Capital Guardian U.S. Equity                  26.46     106.44     190.68     421.72
EQ/Emerging Markets Equity                       35.39     132.54     232.98     499.47
EQ/Equity 500 Index                              22.37      94.30     170.74     383.64
EQ/Evergreen Omega                               26.46     106.44     190.68     421.72
EQ/FI Mid Cap                                    26.99     107.99     193.21     426.49
EQ/FI Small/Mid Cap Value                        28.04     111.08     198.26     435.95
EQ/High Yield                                    26.15     105.51     189.16     418.84
EQ/International Equity Index                    28.04     111.08     198.26     435.95
EQ/J.P. Morgan Core Bond                         24.89     101.78     183.05     407.26
EQ/Janus Large Cap Growth                        28.56     112.62     200.77     440.65
EQ/Lazard Small Cap Value                        28.04     111.08     198.26     435.95
EQ/Marsico Focus                                 28.56     112.62     200.77     440.65
EQ/Mercury Basic Value Equity                    26.46     106.44     190.68     421.72
EQ/MFS Emerging Growth Companies                 26.67     107.06     191.69     423.63
EQ/MFS Investors Trust                           26.46     106.44     190.68     421.72
EQ/Putnam Growth & Income Value                  26.46     106.44     190.68     421.72
EQ/Putnam International Equity                   29.61     115.70     205.79     449.96
EQ/Putnam Voyager                                26.46     106.44     190.68     421.72
EQ/Small Company Index                           25.41     103.34     185.60     412.10
-------------------------------------------------------------------------------------------

5) In "Charges and expenses" under "Charges that Equitable Life deducts" under "Guaranteed minimum death benefit charge:"

     (a) the second sentence in the first paragraph is deleted in its entirety and replaced with the following:

     The charge is equal to 0.30% of the Annual ratchet to age 85 benefit base.


     (b) the second sentence in the second paragraph is deleted in its entirety and replaced with the following:

     The charge is equal to 0.45% of the 6% Roll up to age 85 benefit base.

     (c) the second sentence in the third paragraph is deleted in its entirety and replaced with the following:

     The charge is equal to 0.60% of the greater of the 6% Roll up to age 85 or the Annual ratchet to age 85 benefit base.


6) In "Charges and expenses" under "Charges that Equitable Life Deducts" under "Living Benefit Charge:"

     (a) the second sentence in the first paragraph is deleted in its entirety and replaced with the following:

     The charge is equal to 0.60% of the applicable benefit base in effect on the contract date anniversary.


B. THE FOLLOWING IS EFFECTIVE IMMEDIATELY:


1) In "Payment of death benefit" under "Beneficiary continuation option" under "Beneficiary continuation option for NQ contracts only" under "If the owner and annuitant are not the same person," the third bullet is deleted in its entirety and replaced with the following:

     The contract's withdrawal charge schedule (if applicable) will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free corridor amount (if applicable) will continue to apply to withdrawals but does not apply to surrenders.


2) In "Tax Information" under "Taxation of nonqualified annuities," the following is added as a new section above "Early distribution penalty tax":

     BENEFICIARY CONTINUATION OPTION

     We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. Among other things, the IRS rules that:

     o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72( s)(2) of the Code, regardless of whether the beneficiary elects Withdrawal Option 1 or Withdrawal Option 2;

     o scheduled payments, any additional withdrawals under Withdrawal Option 2, or contract surrenders under Withdrawal Option 1 will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

     o a beneficiary who irrevocably elects scheduled payments with Withdrawal Option 1 will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


     The ruling specifically does not address the taxation of any payments received by a beneficiary electing Withdrawal Option 2 (whether scheduled payments or any withdrawal that might be taken). There is no assurance that we will receive any further rulings addressing the tax consequences of payments under Withdrawal Option 2. Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisors the consequences of such elections.

     The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


3)   The following is added as Appendix V:

Appendix V: Hypothetical illustrations
--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                   BENEFITS


The following table illustrates the changes in account value, cash value and the values of the "greater of 6% Roll up to Age 85 or the Annual Ratchet to Age 85" guaranteed minimum death benefit, the Protection Plus benefit and the guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each policy year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.30)% and 3.70% for the Accumulator contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the guaranteed minimum death benefit, Protection Plus benefit and the Living Benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these benefit charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all policy charges. The values shown under "Lifetime Annual Living Benefit" reflect the lifetime income that would be guaranteed if the Living Benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the Death Benefit and/or the "Lifetime Annual Living Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.48%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.37% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios, as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. Without those arrangements, the charges shown above would be higher. This would result in lower values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

Variable Deferred Annuity
Accumulator
$100,000 Single Contribution and No Withdrawals
Male, Issue Age 60
Benefits:
   Greater of 6% Roll-Up and the Annual Ratchet to Age 85 Guaranteed Minimum
     Death Benefit
   Protection Plus
   Guaranteed Minimum Income Benefit

                                                               Guaranteed
                                                                 Minimum
                       Account Value        Cash Value        Death Benefit
                    ------------------- ------------------ -------------------
  Age   Policy Year     0%        6%       0%        6%        0%        6%
------ ------------ --------- --------- -------- --------- --------- ---------
  60         1       100,000  100,000    93,000    93,000   100,000  100,000
  61         2        96,086  102,065    89,086    95,065   106,000  106,000
  62         3        92,199  104,123    86,199    98,123   112,360  112,360
  63         4        88,334  106,168    82,334   100,168   119,102  119,102
  64         5        84,485  108,196    79,485   103,196   126,248  126,248
  65         6        80,647  110,201    77,647   107,201   133,823  133,823
  66         7        76,815  112,176    75,815   111,176   141,852  141,852
  67         8        72,981  114,115    72,981   114,115   150,363  150,363
  68         9        69,140  116,010    69,140   116,010   159,385  159,385
  69        10        65,286  117,854    65,286   117,854   168,948  168,948
  74        15        45,549  125,975    45,549   125,975   226,090  226,090
  79        20        24,274  131,180    24,274   131,180   302,560  302,560
  84        25           448  131,475       448   131,475   404,893  404,893
  89        30             0  138,225         0   138,225         0  429,187
  94        35             0  149,116         0   149,116         0  429,187
  95        36             0  151,517         0   151,517         0  429,187




                                                 Lifetime Annual
                                                 Living Benefit
                                       ----------------------------------
                   Total Death Benefit
                     with Protection      Guaranteed       Hypothetical
                          Plus              Income            Income
                   ------------------- ----------------- ----------------
  Age Policy Year      0%        6%       0%       6%       0%       6%
----- ------------ --------- --------- -------- -------- -------- -------
  60        1       100,000  100,000     N/A      N/A      N/A      N/A
  61        2       108,400  108,400     N/A      N/A      N/A      N/A
  62        3       117,304  117,304     N/A      N/A      N/A      N/A
  63        4       126,742  126,742     N/A      N/A      N/A      N/A
  64        5       136,747  136,747     N/A      N/A      N/A      N/A
  65        6       147,352  147,352     N/A      N/A      N/A      N/A
  66        7       158,593  158,593     N/A      N/A      N/A      N/A
  67        8       170,508  170,508     N/A      N/A      N/A      N/A
  68        9       183,139  183,139     N/A      N/A      N/A      N/A
  69       10       196,527  196,527     N/A      N/A      N/A      N/A
  74       15       276,527  276,527   14,266   14,266   14,266   14,266
  79       20       383,584  383,584   20,393   20,393   20,393   20,393
  84       25       493,179  493,179   34,821   34,821   34,821   34,821
  89       30             0  517,472     N/A      N/A      N/A      N/A
  94       35             0  517,472     N/A      N/A      N/A      N/A
  95       36             0  517,472     N/A      N/A      N/A      N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.